RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Restructuring and Related Costs

The additions and adjustments to the accrued restructuring liability related to the Company’s restructuring plans as described above for the year ended December 31, 2012 are as follows (in thousands):

	December 31, 2011	Additional Costs	Cash Payments	Adjustments	December 31, 2012
Converged Messaging Services:
Lease and facilities exit costs	$609	$—	$(484)	$—	$125
2011 Restructuring Plan:
Severance and related costs	2,833	615	(3,105)	(111)	232
2010 Management Transition:
Severance and related costs	919	—	(889)	(15)	15

Total restructuring plans	$4,361	$615	$(4,478)	$(126)	$372